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                         COLUMBIA FUNDS SERIES TRUST I

                             Columbia Balanced Fund
                      Columbia Conservative High Yield Fund
                        Columbia Federal Securities Fund
                           Columbia Greater China Fund
                        Columbia International Stock Fund
                          Columbia Mid Cap Growth Fund
                Columbia Oregon Intermediate Municipal Bond Fund
                        Columbia Real Estate Equity Fund
                        Columbia Small Cap Growth Fund I
                        Columbia Strategic Investor Fund
                            Columbia Technology Fund
               SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 1, 2006

                         Columbia Asset Allocation Fund
                           Columbia Common Stock Fund
                         Columbia Disciplined Value Fund
                          Columbia Dividend Income Fund
                         Columbia Large Cap Growth Fund
                              Columbia Liberty Fund
                          Columbia Small Cap Core Fund
               SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 1, 2006

                       Columbia California Tax-Exempt Fund
              Columbia Connecticut Intermediate Municipal Bond Fund
                      Columbia Connecticut Tax-Exempt Fund
                    Columbia Intermediate Municipal Bond Fund
             Columbia Massachusetts Intermediate Municipal Bond Fund
                     Columbia Massachusetts Tax-Exempt Fund
              Columbia New Jersey Intermediate Municipal Bond Fund
               Columbia New York Intermediate Municipal Bond Fund
                        Columbia New York Tax-Exempt Fund
                Columbia Rhode Island Intermediate Municipal Bond
                                      Fund
                SUPPLEMENT TO THE PROSPECTUS DATED MARCH 1, 2006

                            Columbia Tax-Exempt Fund
                SUPPLEMENT TO THE PROSPECTUS DATED MARCH 27, 2006

                              Columbia Income Fund
                         Columbia Intermediate Bond Fund
                        Columbia U.S. Treasury Index Fund
                           Columbia World Equity Fund
                SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 1, 2006

                             Columbia Core Bond Fund
              SUPPLEMENT TO THE PROSPECTUS DATED SEPTEMBER 1, 2006

                      Columbia High Yield Opportunity Fund
                         Columbia Strategic Income Fund
               SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 1, 2005

                       Columbia High Yield Municipal Fund
                         Columbia Small Cap Value Fund I
              SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 1, 2005

     CLASS A, CLASS B, CLASS C, CLASS D, CLASS G, CLASS T AND CLASS Z SHARES

                               SEPTEMBER 29, 2006

Effective December 4, 2006, the prospectuses for Class A, Class B, Class C, Class D, Class G, Class T and Class Z shares of the above referenced funds, as applicable, are hereby supplemented as follows:

1. For Class A, Class B, Class C, and Class D share prospectuses only, the section captioned "Your Account -- INVESTMENT MINIMUMS" is deleted in its entirety and replaced with the following:

      The minimum initial investment for Class A, Class B, Class C, and Class D shares generally is $2,500. For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000. For non-omnibus group retirement plans, the investment minimums are determined based on the plan's investment rather than the investment of its individual participants. For investors establishing an automatic investment plan, the minimum investment is $50. There is no minimum initial investment for omnibus accounts or wrap accounts.

      The minimum investment for additional purchases of Class A, Class B, Class C, and Class D shares is $50 for all investors.

      The Fund(s) reserve(s) the right to change these investment minimums. The Fund(s) also reserve(s) the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund(s) and its (their) shareholders.

      Please see the Statement of Additional Information for more details on investment minimums.

For Class T and Class G prospectuses only, the section captioned "Your Account -- INVESTMENT MINIMUMS" is deleted in its entirety and replaced with the following:

      The minimum initial investment for Class T and Class G shares generally is $2,500. For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000. For non-omnibus group retirement plans, the investment minimums are determined based on the plan's investment rather than the investment of its individual participants. For investors establishing an automatic investment plan, the minimum initial investment is $50. There is no minimum initial investment for omnibus accounts or wrap accounts.

      The minimum investment for additional purchases of Class T and Class G shares is $50 for all investors.

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      The Fund(s) reserve(s) the right to change these investment minimums. The
      Fund(s) also reserve(s) the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund(s) and its (their) shareholders.

      CLASS T AND CLASS G SHARES ARE SOLD ONLY TO INVESTORS WHO RECEIVED (AND WHO HAVE CONTINUOUSLY HELD) CLASS T OR CLASS G SHARES IN CONNECTION WITH THE MERGER OF CERTAIN GALAXY FUNDS INTO VARIOUS COLUMBIA FUNDS (FORMERLY NAMED LIBERTY FUNDS).

      Please see the Statement of Additional Information for more details on investment minimums.

2. For all prospectuses, the section captioned "Your Account -- OTHER INFORMATION ABOUT YOUR ACCOUNT -- Account Fees" is deleted in its entirety and replaced with the following:

      AUTOMATIC SALE OF YOUR SHARES The Fund(s) will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund(s). If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place initially in December 2006 and subsequently in the second quarter of each calendar year.

      The Fund(s) may also sell your shares if a financial institution or intermediary instructs the Fund(s) to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the ICA.

      MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund(s). The Fund(s) reserve(s) the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund(s) believe(s) it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification at least 30 days in advance of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.

      EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares and certain qualified retirement plans. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.

3. For Class Z prospectuses only, the section captioned "Your Account --ELIGIBLE INVESTORS-- No minimum initial investment" is deleted in its entirety and replaced with the following:

      - Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn

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            Trust immediately prior to the distribution, transfer or rollover;
            and

       - Any omnibus group retirement plan for which an intermediary or other entity provides services and is not compensated by the Fund(s) for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

4. For Class Z prospectuses only, the section captioned "Your Account -- ELIGIBLE INVESTORS -- $1,000 minimum initial investment" is revised to read "Your Account -- ELIGIBLE INVESTORS -- $2,500 minimum initial investment," and the following are inserted as the first two bullet points in such section:


       - Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

       - Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code;

5. For Class Z prospectuses only, the following section is inserted immediately prior to the section captioned "Your Account -- ELIGIBLE INVESTORS -- $2,500 minimum initial investment":

      $1,000 MINIMUM INITIAL INVESTMENT

       - Any individual retirement account of an Eligible Investor who would otherwise be subject to a $2,500 minimum initial investment or group retirement plan that is not held in an omnibus manner for which an intermediary or other entity provides services and is not compensated by the Fund(s) for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

6. For all prospectuses, the table captioned "Outlined below are the various options for buying shares:" in the section captioned "Your Account -- HOW TO BUY SHARES" is amended by adding the following to the end thereof:

      Through the    You may purchase Fund shares through the internet. You
      internet       will be required to accept the terms of an online
                     agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call
                     1-800-345-6611.

7. For all prospectuses, the section captioned "Your Account -- HOW TO EXCHANGE SHARES" is amended by adding the following to the end thereof:

      You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.

8. For all prospectuses, the paragraph immediately preceding the table captioned "Outlined below are the various options for selling shares:" in the section captioned "Your Account -- HOW TO SELL SHARES" is deleted in its entirety and replaced with the following:

      The Fund(s) will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund(s) may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

9. For all prospectuses, the row captioned "By wire" in the table captioned "Outlined below are the various options for selling shares:" in the section captioned "Your Account -- HOW TO SELL SHARES" is deleted in its entirety and replaced with the following:

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      By wire        You may sell Fund shares and request that the proceeds be
                     wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the value of your redemption must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee accounts.) Your bank may charge additional fees for such wire transfer.

10. For all prospectuses, the table captioned "Outlined below are the various options for selling shares:" in the section captioned "Your Account -- HOW TO SELL SHARES" is amended by adding the following to the end thereof:

     Through the     You may sell Fund shares through the internet. You will be
     internet        required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.

11. For all prospectuses except Class Z share prospectuses, the section captioned "Your Account -- SALES CHARGES -- Reduced Sales Charges for Larger Investments -- A. What are the principal ways to obtain a breakpoint discount? -- Rights of Accumulation" is deleted in its entirety and replaced with the following:

      RIGHTS OF ACCUMULATION The value of eligible accounts maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund(s) will use the shares' current public offering price.

12. For all prospectuses except Class Z share prospectuses, the section captioned "Your Account -- SALES CHARGES -- Reduced Sales Charges for Larger Investments --B. What accounts are eligible for breakpoint discounts?" is deleted in its entirety and replaced with the following:

            B. What accounts are eligible for breakpoint discounts?

      The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

       - Individual accounts

       - Joint accounts

       - Certain IRA accounts

       - Certain trusts

       - UTMA/UGMA accounts

      For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. An account is not eligible to the extent it holds an institutional class of shares of a money market fund or Class R shares of any fund. The value of your investment in a non-institutional class of a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Non-institutional class investments in money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


      INT-47/113487-0906                                      September 29, 2006
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